AMOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2022
AMOUNTS RECEIVABLE

NOTE 5 – AMOUNTS RECEIVABLE

	December 31, 2022	December 31, 2021
Trade receivables	$136,274	$131,187
Income tax advances	90,528	61,547
Due from shareholders	1,002	4,094
	$227,804	$196,828

Information on the Company’s exposure to credit risk and market risk, as well as impairment losses on trade receivables and other amounts receivable, is provided in Note 15.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2022 and 2021

(Expressed in Canadian dollars, unless otherwise noted)